Segment Information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cost of sales	$ 2,239	$ 855
123Wish, Inc. [Member]
Cost of sales	404
Love Media House [Member]
Cost of sales	258
Browning Productions [Member]
Cost of sales
Sale of secure messaging licenses [Member]
Cost of sales	$ 1,577	$ 855